Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES TOTAL RETURN SERIES, INC.
Prospectus Date	rr_ProspectusDate	Oct. 30, 2023
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2023